Significant Accounting Policies - Additional Information (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) Billboard State Transit Reporting_Unit $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of advertising displays | Billboard	156,900
Number of states in which the company operates | State	45
Number of states in which the company operates logo sign business | State	23
Number of transit advertising displays | Transit	53,300
Number of states in which the company operates transit advertising displays | State	22
Number of reporting units | Reporting_Unit	2
REIT threshold percentage of taxable income to be distributed to stockholders	90.00%
Dividends paid in current year declared in prior period	$ 81,534
Dividends paid in current year declared in prior period, per share | $ / shares	$ 0.83
Dividends declared		$ 325,462	$ 293,600
Dividends declared, per share | $ / shares	$ 3.65	$ 3.32	$ 3.02
Distributions declared, preferred stockholders		$ 91
Distributions declared, preferred stockholders, per share | $ / shares		$ 15.95
Distributions paid, preferred stockholders	$ 456		$ 365
Distributions paid, preferred stockholders, per share | $ / shares	$ 79.75		$ 63.80
Distributions declared, preferred stockholders	$ 365	$ 365	$ 365
Distributions declared, preferred stockholders, per share | $ / shares	$ 63.80	$ 63.80	$ 63.80
Dilutive shares | shares	0	0	0
Non cash compensation expense	$ 29,443	$ 9,599	$ 28,560
Investment maturity period	Three months or less
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of advertising displays | Billboard	156,900
Number of states in which the company operates | State	45
Number of states in which the company operates logo sign business | State	23
Non cash compensation expense	$ 29,443	9,599	28,560
Stock Options [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Non cash compensation expense	3,644
Performance-Based Stock Incentive Program [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Non cash compensation expense	25,427
Stock Awards to Directors [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Non cash compensation expense	372
Taxable Income Distribution [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Distributions paid	$ 442,632	$ 243,928	$ 293,600
Distributions paid, per share | $ / shares	$ 4.48	$ 2.49	$ 3.02
Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Estimated useful lives of Intangible assets	2 years
Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Estimated useful lives of Intangible assets	15 years